Restatements - Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense				$ (4,202,810)
NET LOSS		$ (56,075,245)	$ (91,168,280)	(7,848,380)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.		$ (56,075,245)	$ (91,168,280)	$ 45,501,683
GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations (in Dollars per share)	[1]	$ (1.05)	$ (3.65)	$ (0.59)
Continuing operations Diluted (in Dollars per share)	[1]	(1.05)	(3.65)	(0.59)
Discontinued operations (in Dollars per share)	[1]			4.03
Discontinued operations Diluted (in Dollars per share)	[1]			$ 4.03
As Reported [Member]
Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense				$ (746,410)
NET LOSS				(4,391,980)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.				$ 48,958,083
GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations (in Dollars per share)				$ (0.04)
Continuing operations Diluted (in Dollars per share)				(0.04)
Discontinued operations (in Dollars per share)				0.51
Discontinued operations Diluted (in Dollars per share)				$ 0.51
Adjustment [Member]
Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense				$ (3,456,400)
NET LOSS				(3,456,400)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.				$ (3,456,400)
GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations (in Dollars per share)				$ (0.55)
Continuing operations Diluted (in Dollars per share)				(0.55)
Discontinued operations (in Dollars per share)				3.52
Discontinued operations Diluted (in Dollars per share)				$ 3.52

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.